Contract costs and liabilities (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2026	Apr. 30, 2025
Contract Costs And Liabilities
Schedule of movement of contract costs

Movement of contract costs were as follows:

For the
Nine Months Period Ended
January 31, 2026
(Unaudited) US$
Beginning	$5,227,325
Cost of revenues	(14,352,837)
Costs accumulation	11,847,389
Ending	$2,721,877

Movement of contract costs were as follows:

	For the Years Ended April 30,
	2025	2024
Beginning	$3,802,497	$5,020,779
Cost of revenues	(18,432,805)	(10,871,639)
Costs accumulation	19,857,633	9,653,357
Ending	$5,227,325	$3,802,497

Schedule of contract liabilities

The following table provides information about the Target Company’s contract liabilities arising from contracts with customers.

For the
Nine Months Period Ended
January 31, 2026
(Unaudited) US$
Beginning	$7,846,200
Revenues	(27,448,400)
Collections from customers	26,003,200
Ending	$6,401,000

The following table provides information about The Target Company’s contract liabilities arising from contracts with customers.

	For the Years Ended April 30,
	2025	2024
Beginning	$5,691,250	$4,065,000
Revenues	(25,220,500)	(13,018,550)
Collections from customers	27,375,450	14,644,800
Ending	$7,846,200	$5,691,250